Consolidated statement of financial position - EUR (€) € in Millions	Sep. 30, 2021	Mar. 31, 2021
Non-current assets
Goodwill	€ 31,729	€ 31,731
Other intangible assets	21,697	21,818
Property, plant and equipment	40,116	41,243
Investments in associates and joint ventures	4,397	4,670
Other investments	1,043	925
Deferred tax assets	21,800	21,569
Post employment benefits	208	60
Trade and other receivables	5,690	4,777
Total non-current assets	126,680	126,793
Current assets
Inventory	714	676
Taxation recoverable	515	434
Trade and other receivables	11,330	10,923
Other investments	7,778	9,159
Cash and cash equivalents	5,824	5,821
Total current assets	26,161	27,013
Assets held for sale	1,256	1,257
Total assets	154,097	155,063
Equity
Called up share capital	4,797	4,797
Additional paid-in capital	150,886	150,812
Treasury shares	(7,130)	(6,172)
Accumulated losses	(121,973)	(121,587)
Accumulated other comprehensive income	29,312	27,954
Total attributable to owners of the parent	55,892	55,804
Non-controlling interests	2,155	2,012
Total equity	58,047	57,816
Non-current liabilities
Borrowings	58,109	59,272
Deferred tax liabilities	1,985	2,095
Post employment benefits	329	513
Provisions	1,810	1,747
Trade and other payables	3,674	4,909
Total non-current liabilities	65,907	68,536
Current liabilities
Borrowings	11,412	8,488
Financial liabilities under put option arrangements	502	492
Taxation liabilities	1,079	769
Provisions	867	892
Trade and other payables	16,283	18,070
Total current liabilities	30,143	28,711
Total equity and liabilities	€ 154,097	€ 155,063